SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Unit and Performance Unit Activity
The following tables set forth activity and various statistics for our restricted stock unit awards:

	Number of Shares	Weighted Average Price
Nonvested December 31, 2012	1,020,600	$27.21
Granted	167,301	$47.46
Released to participants	(384,883)	$19.06
Forfeited	(26,422)	$37.23
Nonvested December 31, 2013	776,596	$35.27

	2013	2012	2011
Weighted-average grant date fair value (per share)	$47.46	$36.65	$28.50
Fair value of shares granted (thousands of dollars)	$7,940	$11,030	$11,728

Restricted stock units held by an employee who separated from ONEOK and became an employee of ONE Gas were surrendered as a result of the separation, and these ONE Gas employees were granted awards of ONE Gas restricted stock units by ONE Gas approximately equal in value to their surrendered ONEOK units. The number of restricted stock units held by employees who remained with ONEOK following the separation was adjusted by issuing additional units to preserve the intrinsic value of the units immediately prior to the separation. The additional units granted by ONEOK and the units surrendered by ONE Gas employees resulted in a net decrease of approximately 77 thousand nonvested, restricted stock unit awards and a decrease of approximately $2.4 million in unrecognized compensation costs.

Performance-Unit Activity

As of December 31, 2013, we had $22.5 million of total unrecognized compensation cost related to the nonvested performance-unit awards, which is expected to be recognized over a weighted-average period of 1.7 years.  The following tables set forth activity and various statistics related to the performance-unit awards and the assumptions used in the valuations of the 2013, 2012 and 2011 grants at the grant date:

	Number of Units	Weighted Average Price
Nonvested December 31, 2012	2,133,157	$32.74
Granted	377,200	$52.34
Released to participants	(801,354)	$24.05
Forfeited	(56,858)	$42.53
Nonvested December 31, 2013	1,652,145	$41.10

	2013	2012	2011
Volatility (a)	22.27%	27.00%	39.91%
Dividend Yield	3.04%	2.86%	3.30%
Risk-free Interest Rate	0.42%	0.38%	1.33%
(a) - Volatility was based on historical volatility over three years using daily stock price observations.

	2013	2012	2011
Weighted-average grant date fair value (per share) (a)	$52.34	$42.39	$34.68
Fair value of shares granted (thousands of dollars)	$19,742	$25,466	$29,186
(a) - Weighted average price has been adjusted to reflect the distribution of ONE Gas.